PELP Acquisition Business Combination, Assets Acquired and Liabilities Assumed (Q2) (Details) - Phillips Edison Limited Partnership - USD ($) $ in Thousands	Dec. 31, 2017	Oct. 04, 2017
Business Acquisition [Line Items]
Land and improvements	$ 269,140	$ 269,140
Building and improvements	574,173	574,154
Intangible lease assets	93,506	93,506
Cash	5,930	5,930
Accounts receivable and other assets	42,426	42,426
Management contracts	58,000	58,000
Goodwill	29,066	29,085
Total assets acquired	1,072,241	1,072,241
Accounts payable and other liabilities	48,342	48,342
Acquired below-market leases	49,109	49,109
Total liabilities acquired	97,451	97,451
Net assets acquired	$ 974,790	$ 974,790